Equity (Details) - Schedule of stock options outstanding - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity (Details) - Schedule of stock options outstanding [Line Items]
Options Outstanding, Number Outstanding (in Shares)	2,102,529	1,961,532
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 28.06	$ 31.16
Options Exercisable, Number Exercisable (in Shares)	1,691,217
Options Exercisable, Weighted-Average Exercise Price	$ 30.64
Options Outstanding, Aggregate intrinsic value (in Dollars)	$ 2,213
Options Exercisable, Aggregate intrinsic value (in Dollars)	$ 820
$2.74 - $19.59 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	$ 2.74
Range of Exercise Prices (Upper)	$ 19.61
Options Outstanding, Number Outstanding (in Shares)	411,295
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 11 months 26 days
Options Outstanding, Weighted-Average Exercise Price	$ 17.23
Options Exercisable, Number Exercisable (in Shares)	62,959
Options Exercisable, Weighted-Average Exercise Price	$ 19.32
$19.66 - $19.66 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 19.66
Options Outstanding, Number Outstanding (in Shares)	651,452
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 14 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.66
Options Exercisable, Number Exercisable (in Shares)	608,026
Options Exercisable, Weighted-Average Exercise Price	$ 19.66
$19.96 - $23.41 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	19.96
Range of Exercise Prices (Upper)	$ 23.41
Options Outstanding, Number Outstanding (in Shares)	543,156
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 3 months
Options Outstanding, Weighted-Average Exercise Price	$ 21.84
Options Exercisable, Number Exercisable (in Shares)	524,669
Options Exercisable, Weighted-Average Exercise Price	$ 21.85
$24.66 - $120.51 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	24.66
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding (in Shares)	496,626
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	3 years 7 months 13 days
Options Outstanding, Weighted-Average Exercise Price	$ 54.81
Options Exercisable, Number Exercisable (in Shares)	495,563
Options Exercisable, Weighted-Average Exercise Price	$ 54.87